Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Builders FirstSource, Inc.
Entity Central Index Key	0001316835
Document Type	8-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false